Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current
Cash	$ 328,086	$ 344,244
Accounts receivable, net of allowances	331,822	541,793
Current portion of finance lease receivables	57,982	45,473
Inventory	23,825,379	25,601,888
Restricted deposit	407,726	0
Prepaids and deposits	362,064	1,241,670
Total current assets	25,313,059	27,775,068
Non-current
Finance lease receivables	33,945	91,455
Right of use assets	4,569,336	5,479,555
Property and equipment	718,557	1,310,581
Restricted deposit	0	415,065
Prepaids and deposit	53,322	0
Other assets	0	1
Total non-current assets	5,375,160	7,296,657
Total assets	30,688,219	35,071,725
Current
Line of credit	1,452,615	5,983,572
Revolving term loan facility	3,591,924	3,591,354
Term loan facility	1,628,858	0
Accounts payable and accrued liabilities	3,891,760	3,719,716
Current portion of deferred revenue	2,576,050	3,279,536
Current portion of lease liabilities	811,034	633,035
Current portion of loans payable to related parties	100,000	1,334,720
Series A convertible preferred share liability	1,643,214	0
Current portion of warranty liability	817,482	816,326
Current portion of other liabilities	8,567	0
Contingent liability	0	310,000
Total current liabilities	16,521,504	19,668,259
Non-current
Convertible debentures	5,654,279	0
Deferred revenue	0	6,858,820
Lease liabilities	4,741,229	5,535,051
Loans payable to related parties	519,436	2,849,325
Other liabilities	0	17,133
Warranty liability	1,702,977	1,749,103
Total non-current liabilities	12,617,921	17,009,432
Total Liabilities	29,139,425	36,677,691
Equity (deficiency)
Share capital	86,544,102	80,538,262
Reserves	16,831,295	15,239,622
Equity portion of convertible debentures	1,097,308	0
Accumulated other comprehensive income	112,999	39,657
Accumulated deficit	(103,036,910)	(97,423,507)
Total equity	1,548,794	(1,605,966)
Total Liabilities and Equity	$ 30,688,219	$ 35,071,725